Cover	May 09, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	ProPhase Labs, Inc. (the “Company”) is filing this Amendment No. 1 (this “Amendment”) to its Current Report on Form 8-K filed with the U.S. Securities and Exchange Commission (the “SEC”) on May 9, 2024 (the “Original Report”) solely to correct typographical errors in Exhibit 99.1, Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) and corrects (1) the earnings (loss) per share for basic and diluted from $(0.07) to $(0.35), and (2) the weighted average common shares outstanding for basic and diluted from 90,423 to 18,045. A copy of the correct press release is furnished herewith as Exhibit 99.1 to this Amendment. This Amendment does not otherwise amend, update or change any other disclosure contained in the Original Report.
Document Period End Date	May 09, 2024
Entity File Number	000-21617
Entity Registrant Name	PROPHASE LABS, INC.
Entity Central Index Key	0000868278
Entity Tax Identification Number	23-2577138
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	711 Stewart Avenue
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Garden City
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11530
City Area Code	(215)
Local Phone Number	345-0919
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0005
Trading Symbol	PRPH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false